TAX EXPENSE (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 PRC Y	Dec. 31, 2011 PRC Minimum CNY	Dec. 31, 2011 Suntech Japan Japan	Dec. 31, 2011 Suntech Swiss Switzerland	Dec. 31, 2011 Suntech America	Dec. 31, 2011 Suntech America California	Dec. 31, 2011 Kuttler Germany	Dec. 31, 2011 Wuxi Suntech PRC USD ($) Y	Dec. 31, 2011 Luoyang Suntech PRC Y	Dec. 31, 2008 Luoyang Suntech PRC Y	Dec. 31, 2011 Shenzhen Suntech PRC Y	Dec. 31, 2010 Shenzhen Suntech PRC	Dec. 31, 2009 Shenzhen Suntech PRC	Dec. 31, 2008 Shenzhen Suntech PRC	Dec. 31, 2007 Shenzhen Suntech PRC	Dec. 31, 2011 SEE PRC	Dec. 31, 2011 Kuttler Automation Systems (Suzhou) Co., Ltd PRC	Dec. 31, 2011 Zhenjiang Rietech New Energy Science Technology Co., Ltd. (ZJ Rietech) PRC Y	Dec. 31, 2011 Yangzhou Rietech Renewal Energy Company (YZ Rietech) PRC	Dec. 31, 2011 Zhenjiang Rende New Energy Science Technology Co., Ltd. (ZJ Rende) PRC
Components of tax (expense) benefit
Current Tax	$ (25.7)	$ (64.2)	$ (8.5)
Deferred taxes	72.9	40.4	6.0
Tax (expense) benefit	47.2	(23.8)	(2.5)
Tax expense
Foreign statutory corporate income tax rate (as a percent)						41.00%	7.83%			30.00%	25.00%	25.00%							25.00%			25.00%	25.00%
Effective federal tax rate (as a percent)	4.00%	36.00%	3.00%				3.52%
State income tax rate									9.00%
Federal corporate income tax rate								35.00%
Preferential tax rate as a High and New Technology Enterprise (as a percent)											15.00%	15.00%								15.00%
Period for which preferential tax rate is applicable as High and New Technology Enterprise (HNTE) (in years)											3	2									3
Decrease in deferred tax asset if, the title of HNTE is renewed											14.5
Period of first profitable years, tax exemption as Foreign Invested Enterprise (FIE)													2
Period of after first profitable years, tax deduction as Foreign Invested Enterprise (FIE)												3
Percentage of tax deduction												50.00%
Preferential tax rate (as a percent)														24.00%	22.00%	20.00%	18.00%	15.00%
Transition period (in years)														5
Uncertain tax positions
Period under statute of limitations, underpayment of taxes (in years)				3
Extended period under statute of limitations (in years)				5
Amount of underpayment of tax liability considered as a special circumstance for applicability of extended period under statute of limitations					0.1
Period under statute of limitations in case of related party transactions (in years)				10